Debt (Details) € in Millions, SFr in Millions, AUD in Millions, $ in Millions, SEK in Billions	12 Months Ended
	Dec. 31, 2015 AUD Program	Dec. 31, 2014 AUD	Dec. 31, 2015 EUR (€) Program	Dec. 31, 2015 CHF (SFr) Program	Dec. 31, 2015 USD ($) Program	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2013 SEK	Dec. 31, 2013 USD ($)
Debt
Total debt					$ 7,439			$ 7,665
Short-term debt (weighted-average interest rate of 4.2% and 5.8%, respectively)					278			299
Current maturities of long-term debt (weighted average nominal interest rate of 2.0% and 5.9%, respectively)					1,176			54
Short-term debt and current maturities of long-term debt					$ 1,454			$ 353
Short-term debt, weighted average interest rate (as a percent)	4.20%	5.80%	4.20%	4.20%	4.20%	5.80%	5.80%	5.80%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)	2.00%	5.90%	2.00%	2.00%	2.00%	5.90%	5.90%	5.90%
Number of commercial paper programs | Program	2		2	2	2
Long-term debt:
Total					$ 7,161			$ 7,366
Current maturities of long-term debt					(1,176)			(54)
Long-term debt					5,985			7,312
Maturities of long-term debt
2016					1,145
2017					823
2018					371
2019					1,381
2020					7
Thereafter					3,262
Total					6,989
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)	100.00%
Floating rate
Long-term debt:
Total					$ 2,285			$ 2,310
Debt nominal interest rate (as a percent)	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%
Debt effective interest rate (as a percent)	0.80%	1.10%	0.80%	0.80%	0.80%	1.10%	1.10%	1.10%
Fixed rate
Long-term debt:
Total					$ 4,876			$ 5,056
Debt nominal interest rate (as a percent)	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%
Debt effective interest rate (as a percent)	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)	2.00%	5.90%	2.00%	2.00%	2.00%	5.90%	5.90%	5.90%
Debt effective interest rate (as a percent)	1.40%	5.90%	1.40%	1.40%	1.40%	5.90%	5.90%	5.90%
Bonds
Long-term debt:
Total					$ 6,920			$ 7,100
2.5% USD Notes, due 2016
Debt
Debt instrument, face amount					600			600
Long-term debt:
Total					$ 599			$ 598
Debt nominal interest rate (as a percent)	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%
1.25% CHF Bonds, due 2016
Debt
Debt instrument, face amount | SFr				SFr 500			SFr 500
Long-term debt:
Total					$ 510			$ 511
Debt nominal interest rate (as a percent)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Repurchase terms
Minimum threshold for early redemption by the entity	85.00%
1.625% USD Notes, due 2017
Debt
Debt instrument, face amount					$ 500			$ 500
Long-term debt:
Total					$ 499			$ 498
Debt nominal interest rate (as a percent)	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%
4.25% AUD Bonds, due 2017
Debt
Debt instrument, face amount | AUD	AUD 400	AUD 400
Long-term debt:
Total					$ 297			$ 334
Debt nominal interest rate (as a percent)	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
1.50% CHF Bonds, due 2018
Debt
Debt instrument, face amount | SFr				SFr 350			SFr 350
Long-term debt:
Total					$ 352			$ 351
Debt nominal interest rate (as a percent)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Repurchase terms
Minimum threshold for early redemption by the entity	85.00%
2.625% EUR Instruments, due 2019
Debt
Debt instrument, face amount | €			€ 1,250			€ 1,250
Long-term debt:
Total					$ 1,363			$ 1,515
Debt nominal interest rate (as a percent)	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%
4.0% USD Notes, due 2021
Debt
Debt instrument, face amount					$ 650			$ 650
Long-term debt:
Total					$ 641			$ 640
Debt nominal interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%
2.25% CHF Bonds, due 2021
Debt
Debt instrument, face amount | SFr				SFr 350			SFr 350
Long-term debt:
Total					$ 383			$ 378
Debt nominal interest rate (as a percent)	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Repurchase terms
Minimum threshold for early redemption by the entity	85.00%
5.625% USD Notes, due 2021
Debt
Debt instrument, face amount					$ 250			$ 250
Long-term debt:
Total					$ 279			$ 283
Debt nominal interest rate (as a percent)	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%
2.875% USD Notes, due 2022
Debt
Debt instrument, face amount					$ 1,250			$ 1,250
Long-term debt:
Total					$ 1,275			$ 1,271
Debt nominal interest rate (as a percent)	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item					$ 1,050
4.375% USD Notes, due 2042
Debt
Debt instrument, face amount					750			$ 750
Long-term debt:
Total					$ 722			$ 721
Debt nominal interest rate (as a percent)	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation	100.00%
U.S. dollar-denominated commercial paper
Debt
Commercial paper program, capacity					$ 2,000
Commercial paper, amount outstanding					132			$ 120
Euro-commercial paper
Debt
Commercial paper program, capacity					2,000				$ 1,000
Swedish krona commercial paper
Debt
Commercial paper program, capacity | SEK										SEK 5
Line of credit
Debt
Amount drawn					$ 0			$ 0
Line of credit | Multicurrency credit facility maturing 2019
Debt
Term of agreement		5 years
Commitment fee as a proportion of the margin (as a percent)		35.00%
Commitment fee on credit facility (as a percent)		0.07%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)		0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)		0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage		0.30%
Line of credit | Multicurrency credit facility maturing 2019 | LIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)		0.20%
Line of credit | Multicurrency credit facility maturing 2019 | EURIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)		0.20%
Line of credit | Multicurrency revolving credit facility maturing 2015
Debt
Credit agreement, capacity											$ 2,000